Non-controlling interests - Narrative (Details) (USD $)	12 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Jun. 15, 2012
Noncontrolling Interest [Line Items]
Ownership percentage					85.00%
Noncontrolling interest, increase from contributed capital	$ 25,300,000
Third Point Hellenic Recovery US Feeder Fund, L.P.
Noncontrolling Interest [Line Items]
Estimated fair value of investment	5,300,000	6,800,000
Ownership percentage	2.00%	2.00%
Committed capital, amount called	4,300,000	1,600,000
Committed Capital, Amount Distributed		700,000
Third Point Reinsurance Opportunities Fund Ltd
Noncontrolling Interest [Line Items]
Estimated fair value of investment	54,800,000	58,600,000		22,000,000
Ownership percentage	53.00%	49.90%
Ownership percentage of nonparticipating shares	100.00%	100.00%
Ownership percentage of participating shares	100.00%	100.00%
Committed capital, amount called	53,000,000
Third Point Reinsurance Company Limited
Noncontrolling Interest [Line Items]
Committed capital, amount called	28,000,000
Hiscox | Catastrophe Fund Manager
Noncontrolling Interest [Line Items]
Ownership percentage	15.00%	15.00%
Joint Venture - Third Point Advisors LLC share
Noncontrolling Interest [Line Items]
Distributions	$ 35,100,000	$ 51,000,000	$ 35,100,000	$ 0